Convertible Loans (Tables)	6 Months Ended
Jun. 30, 2022
Convertible Loans [Abstract]
Schedule of private placement warrant’s’ fair value
	June 30, 2022	December 31, 2021
Dividend yield (%)	0	0
Expected volatility (%)	159	148
Risk-free interest rate (%)	3.00	0.87
Underlying share price ($)	2.13	6.23
Exercise price ($)	24.50	24.50
Warrants fair value ($)	1.11	4.15